BlackRock International Value Trust
BlackRock International Value Fund
(the “Fund”)

Supplement to the Fund’s Prospectus dated November 30, 2010

Effective December 24, 2010, the following changes are made to the Prospectus of the BlackRock International Value Fund:

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock International Value Fund — Portfolio Managers” is amended and restated as follows:

	Portfolio Manager
Name	of the Fund Since	Title

Robert Weatherston, CFA	2001	Director of BlackRock, Inc.

Brian Hall, CFA	2010	Vice President of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management of the International Value Fund” is amended and restated as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Robert Weatherston, CFA, and Brian Hall, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information” is amended and restated as follows:

The information about the BlackRock International Value Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The International Value Fund is managed by a team of financial professionals led by Robert Weatherston, CFA, and Brian Hall, CFA, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Robert Weatherston,	Responsible for the day-to-day	2001	Director of BlackRock, Inc. since 2006;
CFA	management of the International		Director of Merrill Lynch Investment
	Value Fund and is responsible for		Managers, L.P. (“MLIM”) from 2005 to 2006;
	the selection of its investments.		Vice President of MLIM from 1999 to 2005.

Brian Hall, CFA	Responsible for the day-to-day	2010	Vice President of BlackRock, Inc. since 2007;
	management of the International		Director of Lehman Brothers from 2004
	Value Fund and is responsible for		to 2007.
the selection of its investments.

Shareholders should retain this Supplement for future reference.

Code# PRO-INTLVAL-1110-SUPP